Prepayments - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments [Abstract]
Prepayments for the services cost	$ 11,151	$ 203,126
Prepayments for the hardware devices	36,816,544
Less: Prepayments for the services cost from discontinued operations	(4,218)	10,849
Total Prepayments for the services cost	$ 36,831,913	$ 192,277